May 4, 2015 Via Edgar
ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE
MILWAUKEE, WI  53202-5306
414.271.2400 TEL
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www.foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER
082961-0105

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 30549
Re:	Hennessy Funds Trust – Preliminary Proxy Materials

Ladies and Gentlemen:

On behalf of Hennessy Funds Trust, a Delaware statutory trust (the “Company”), we are hereby transmitting for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company’s preliminary notice of special meeting, proxy statement and form of proxies (under the cover page required by Rule 14a-6(m) and Schedule 14A of the Exchange Act) for use in conjunction with a special meeting of shareholders of the Company (the “Special Meeting”).

The only substantive matters to be considered at the Special Meeting, on behalf of the series of the Company (each a “Fund”) are:

1.	To approve a new investment advisory agreement for each Fund between the Company, on behalf of such Fund, and Hennessy Advisors, Inc.

2.
To approve a new sub-advisory agreement(s) for the Hennessy Focus Fund, the Hennessy Large Value Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.

3.
To approve a distribution (Rule 12b-1) plan for the Investor Class shares of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Large Value Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.

If you have any questions or comments regarding this filing, please call Peter D. Fetzer at (414) 297-5596.

Very truly yours,

/s/Peter D. Fetzer

Peter D. Fetzer

Attachments

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN FRANCISCO SHANGHAI SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.